STOCKHOLDERS' DEFICIT (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of stock options activity

The following table reflects all outstanding and exercisable options at December 31, 2020. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

	Number of Options Outstanding and Vested	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, December 31, 2018	1,560,000	$1.08	3.53
Issued	360,000	1.00	4.54
Exercised	(–)	–	–
Forfeited	(–)	–	–
Outstanding, December 31, 2019	1,920,000	$1.06	2.91
Issued	375,000	0.69	5.68
Exercised	(–)	–	–
Forfeited	(–)	–	–
Outstanding and Vested, December 31, 2020	2,295,000	$1.00	2.52	$103,600

Schedule of Warrant Activity

The following table reflects all outstanding and exercisable warrants at December 31, 2020. All stock warrants are exercisable for a period ranging from one to four years from the date of issuance.

	Number of Warrants Outstanding	Weighted Average Exercise Price	Remaining Contractual Life (Years)	Aggregated Intrinsic Value
Outstanding, December 31, 2019	–	$–	–
Issued	267,000	0.79	1.74
Exercised	(–)	–	–
Forfeited	(–)	–	–
Outstanding, December 31, 2020	267,000	$0.79	1.18	$42,450